Note 3 - Revenue Information	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
Note 3.	Revenue Information

Accounting Policies

Revenue is income arising in the course of Opera’s ordinary activities. Opera generates revenue from the provision of advertising, search, technology licensing and related services. Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which Opera expects to be entitled in exchange for those goods or services.

Advertising

Advertising revenue is generated by delivering advertising in Opera’s PC and mobile browsers, including predefined bookmarks (Speed Dials), on Opera News, and on Opera network partners’ properties. Advertising revenue also includes income from all other user-generated activities other than search revenue, such as subscriptions to services that are provided by Opera or its partners. Advertising revenue is recognized when the advertising service is delivered based on the specific terms of the underlying contract, which is commonly based on when the ad is displayed, or a user views the ad.

For ads placed on properties of network partners, Opera is the principal because Opera controls the advertising inventory before it is transferred to its customers. Opera’s control is evidenced by its sole ability to monetize the advertising inventory before it is transferred to its customers and is further supported by Opera being primarily responsible to its customers and having a level of discretion in establishing pricing. As the principal, advertising revenues for ads placed on Opera network properties are reported on a gross basis, that is, the amounts billed to our customers are recorded as revenues, and amounts paid to Opera network partners are recorded as cost of inventory sold.

Search

When users of Opera’s PC and mobile browsers use the built-in combined address and search bar, and other browser features, to conduct web searches using search engines of partners such as Google and Yandex, Opera is entitled to a share of the partners’ advertising revenue if the users click on ads on the search results pages. The contractually agreed amount is recognized as revenue in the period qualified search occurs. Search revenue also includes any fixed fees received for customizations and integrations of search engines in the browsers, which are recognized linearly over the contractually agreed period during which Opera must maintain those customizations and integrations.

Technology licensing and other revenue

Technology licensing and other revenue include income from the sale of software and licenses to GameMaker Studio, a platform for developing games. Revenue from these transactions is recognized on completion of the performance obligation, which is typically on delivery of the software and licenses, at which time control has passed to the buyer.

Technology licensing and other revenue also include income from the provision of engineering services, such as integrations of customers’ products and services with Opera’s browsers. Revenue from distinct engineering services is recognized over the development period in line with the degree of completion.

Disaggregation of Revenue

The table below specifies the amount of revenue by type of service (in thousands):

	Year ended December 31,
	2021	2022	2023
Advertising	$123,910	$187,434	$230,980
Search	121,961	140,162	162,168
Technology licensing and other revenue	5,119	3,441	3,679
Total revenue	$250,991	$331,037	$396,827

The table below presents the revenue by customer location (in thousands):

	Year ended December 31,
	2021	2022	2023
United States	$144,570	$172,288	$203,056
Singapore	24,440	28,876	41,181
Russia	16,156	20,288	34,976
Other locations	65,824	109,584	117,614
Total revenue	$250,991	$331,037	$396,827

Revenue by country is based on where the customer has its primary geographical presence, which usually is where its parent company is incorporated, but which is not necessarily an indication of where revenue-generating activities occur because the end-users of Opera's products are located worldwide.

Opera has two customer groups that each has exceeded 10% of Opera's revenue in one or more of the periods presented (in thousands):

	Year ended December 31,
	2021	2022	2023
Customer group 1	$128,650	$148,481	$168,428
Customer group 2	$18,494	$29,418	$34,976

Revenues from customer groups 1 and 2 include both search and advertising services.

Unsatisfied Performance Obligations

The following table shows unsatisfied performance obligations resulting from fixed-price long-term contracts:

	As of December 31,
	2022	2023
Aggregate amount of transaction prices allocated to unsatisfied long-term contracts	$-	$21,613

Management expects that $8.8 million of the transaction prices allocated to unsatisfied performance obligations as of December 31, 2023 will be recognized as revenue during 2024, and the remaining $12.8 million will be recognized over the 2025-2026 period.

Deferred Revenue

Deferred revenue represents short-term advances from customers for search and advertising services related to performance obligations due to be fully satisfied during the next reporting period.